Condensed Consolidated Statements of Equity (Deficit) - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Redeemable Non-controlling Interests	Redeemable Convertible Preferred Units	Common Units	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at the beginning (in shares) at Dec. 31, 2018				131,932,428
Balance at the beginning at Dec. 31, 2018				$ 209,781,000
Balance at the end (in shares) at Dec. 31, 2019				264,310,388
Balance at the end at Dec. 31, 2019				$ 565,005,000
Balance at the beginning (in shares) at Dec. 31, 2018					172,597,788
Balance at the beginning at Dec. 31, 2018								$ (164,908,000)	$ (385,000)	$ (165,293,000)
Equity
Equity-based compensation							$ 69,000			69,000
Foreign currency translation adjustments									939,000	939,000
Net loss										0
Net loss								(84,872,000)		(84,872,000)
Remeasurement of redeemable convertible preferred units				42,186,000			(1,241,000)	(40,945,000)		(42,186,000)
Balance at the end (in shares) at Dec. 31, 2019					176,824,152
Balance at the end at Dec. 31, 2019								(285,669,000)	554,000	(285,115,000)
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units				$ 202,433,000
Redeemable Non-controlling Interests, ending balance at Dec. 31, 2020			$ 0							0
Balance at the end (in shares) at Dec. 31, 2020				267,688,054
Balance at the end at Dec. 31, 2020				$ 771,979,000						771,979,000
Equity
Equity-based compensation							3,349,000			3,349,000
Foreign currency translation adjustments									(313,000)	(313,000)
Net loss										0
Net loss								(92,338,000)		(92,338,000)
Remeasurement of redeemable convertible preferred units							(3,349,000)	(199,084,000)		(202,433,000)
Balance at the end (in shares) at Dec. 31, 2020	0	0			176,824,152	176,824,152
Balance at the end at Dec. 31, 2020	$ 0	$ 0			$ 0		0	(577,091,000)	241,000	(576,850,000)
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units				$ 426,101,000
Redeemable Non-controlling Interests, ending balance at Mar. 31, 2021			0
Balance at the end (in shares) at Mar. 31, 2021				267,688,054
Balance at the end at Mar. 31, 2021				$ 1,198,080,000
Equity
Exercise of stock option (in shares)					65,000
Exercise of stock options							65,000			65,000
Equity-based compensation							843,000			843,000
Foreign currency translation adjustments									(305,000)	(305,000)
Net loss										0
Net loss								(49,293,000)		(49,293,000)
Remeasurement of redeemable convertible preferred units							(908,000)	(425,193,000)		(426,101,000)
Balance at the end (in shares) at Mar. 31, 2021	0	0			176,889,152
Balance at the end at Mar. 31, 2021	$ 0	$ 0			$ 0		0	(1,051,577,000)	(64,000)	(1,051,641,000)
Redeemable Non-controlling Interests, beginning balance at Dec. 31, 2020			0							0
Balance at the beginning (in shares) at Dec. 31, 2020				267,688,054
Balance at the beginning at Dec. 31, 2020				$ 771,979,000						771,979,000
Redeemable Convertible Preferred Units
Vesting of employee equity units			431,000
Equity-based compensation			534,000				19,581,000			19,581,000
Foreign currency translation adjustments			13,000						13,000	13,000
Net loss			(12,558,000)					(12,697,000)		(12,697,000)
Adjustment of redeemable noncontrolling interest to redemption amount			1,272,939,000
Redeemable Non-controlling Interests, ending balance at Dec. 31, 2021			1,770,096,000							1,770,096,000
Balance at the end (in shares) at Dec. 31, 2021				0
Balance at the end at Dec. 31, 2021				$ 0						0
Balance at the beginning (in shares) at Dec. 31, 2020	0	0			176,824,152	176,824,152
Balance at the beginning at Dec. 31, 2020	$ 0	$ 0			$ 0		0	(577,091,000)	241,000	(576,850,000)
Equity
Vesting of employee equity units (in shares)		358,184
Vesting of employee equity units							(431,000)			(431,000)
Exercise of stock option (in shares)						70,208
Exercise of stock options							73,000			73,000
Equity-based compensation							6,863,000			6,863,000
Foreign currency translation adjustments									(384,000)	(384,000)
Net loss										(12,697,000)
Adjustment of redeemable noncontrolling interest to redemption amount							(1,102,697,000)	(170,242,000)		(1,272,939,000)
Remeasurement of redeemable convertible preferred units				$ 426,101,000			(908,000)	(425,193,000)		(426,101,000)
Balance at the end (in shares) at Dec. 31, 2021	214,793,795	212,751,977			0
Balance at the end at Dec. 31, 2021	$ 21,000	$ 21,000			$ 0		0	(751,929,000)	(59,000)	(751,946,000)
Redeemable Non-controlling Interests, ending balance at Mar. 31, 2021			0
Balance at the end (in shares) at Mar. 31, 2021				267,688,054
Balance at the end at Mar. 31, 2021				$ 1,198,080,000
Balance at the end (in shares) at Mar. 31, 2021	0	0			176,889,152
Balance at the end at Mar. 31, 2021	$ 0	$ 0			$ 0		0	(1,051,577,000)	(64,000)	(1,051,641,000)
Redeemable Non-controlling Interests, beginning balance at Dec. 31, 2021			1,770,096,000							1,770,096,000
Balance at the beginning (in shares) at Dec. 31, 2021				0
Balance at the beginning at Dec. 31, 2021				$ 0						0
Redeemable Convertible Preferred Units
Vesting of employee equity units			992,000
Exercise of stock options			(12,000)
Equity-based compensation			1,616,000
Foreign currency translation adjustments			211,000
Net loss			(27,856,000)
Adjustment of redeemable noncontrolling interest to redemption amount			21,412,000
Redeemable Non-controlling Interests, ending balance at Mar. 31, 2022			$ 1,766,459,000							1,766,459,000
Balance at the end (in shares) at Mar. 31, 2022				0
Balance at the end at Mar. 31, 2022				$ 0
Balance at the beginning (in shares) at Dec. 31, 2021	214,793,795	212,751,977			0
Balance at the beginning at Dec. 31, 2021	$ 21,000	$ 21,000			$ 0		0	(751,929,000)	(59,000)	(751,946,000)
Equity
Vesting of employee equity units (in shares)		846,589
Vesting of employee equity units							(992,000)			(992,000)
Exercise of stock option (in shares)	10,085
Exercise of stock options							33,000			33,000
Equity-based compensation							10,014,000			10,014,000
Foreign currency translation adjustments									213,000	213,000
Net loss								(28,082,000)		(28,082,000)
Adjustment of redeemable noncontrolling interest to redemption amount							(9,055,000)	(12,357,000)		(21,412,000)
Balance at the end (in shares) at Mar. 31, 2022	214,803,880	213,598,566			0
Balance at the end at Mar. 31, 2022	$ 21,000	$ 21,000			$ 0		$ 0	$ (792,368,000)	$ 154,000	$ (792,172,000)